Supplemental Financial Information - Property, Plant and Equipment, Net (Detail) (USD $) In Millions, unless otherwise specified								12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Building [Member]	Dec. 31, 2011 Building [Member]	Dec. 31, 2012 Building [Member] Minimum [Member]	Dec. 31, 2012 Building [Member] Maximum [Member]	Dec. 31, 2012 Machinery and Installations [Member]	Dec. 31, 2011 Machinery and Installations [Member]	Dec. 31, 2012 Machinery and Installations [Member] Minimum [Member]	Dec. 31, 2012 Machinery and Installations [Member] Maximum [Member]	Dec. 31, 2012 Other Equipment [Member]	Dec. 31, 2011 Other Equipment [Member]	Dec. 31, 2012 Other Equipment [Member] Minimum [Member]	Dec. 31, 2012 Other Equipment [Member] Maximum [Member]	Dec. 31, 2012 Prepayments and Construction in Progress [Member]	Dec. 31, 2011 Prepayments and Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)								9 years	50 years			2 years	7 years			1 year	5 years
Property, plant and equipment, gross	$ 2,103	$ 2,065		$ 59	$ 62	$ 452	$ 432			$ 1,338	$ 1,332			$ 186	$ 185			$ 68	$ 54
Less accumulated depreciation	(1,033)	(1,002)
Property, plant and equipment, net of accumulated depreciation	$ 1,070	$ 1,063	$ 1,164